Inventories (Details Narrative) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Inventories
Cost of goods sold, inventory	$ 7,051	$ 6,211	$ 5,790
Wrote-off (reversal) of inventory	$ 277	$ 38	$ 1,339